Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Employees and related expenses	$ 357,188	$ 191,004
Provision for warranty	25,049	20,758
Accrued expenses (due to professional fees)	172,818	533,673
Current maturities of operating leases	144,076
Government Authorities	28,429	45,603
Total	$ 727,560	$ 791,038